Fulbright & Jaworski L.L.P.
A Registered Limited Liability Partnership
666 Fifth Avenue, 31st Floor
New York, New York 10103-3198
www.fulbright.com

Telephone: (212) 318-3000	Facsimile: (212) 318-3400

August 12, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
U.S. Shipping Partners L.P. Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of U.S. Shipping Partners L.P., a Delaware limited partnership, transmitted herewith for electronic filing pursuant to Regulation S-T and the Securities Act of 1933, as amended, is a registration statement on Form S-1, including exhibits. The filing has been effected through the Securities and Exchange Commission's EDGAR electronic filing system.

        A filing fee in the amount of $18,950 has been paid via the U.S. treasury lockbox depository at the Mellon Bank.

        If you have any questions regarding the matters described herein, please telephone the undersigned at (212) 318-3219.

                        Very truly yours,

                        /s/ Roy L. Goldman

                        Roy L. Goldman

Enclosure

cc:
U.S. Shipping Partners L.P.